DOMINI SOCIAL INVESTMENTS LLC

536 BROADWAY, 7TH FLOOR

NEW YORK, NY  10012-3915

November 30, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:

Domini Advisor Trust

File Nos. 333-119693 and 811-21653

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Domini Advisor Trust, a Massachusetts business trust (the “Trust”), hereby certifies that the forms of the Prospectus and the Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon effectiveness of Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A would not have differed from those contained in the Amendment.  The Amendment, which was filed via the EDGAR system on November 19, 2007, is the most recent amendment to the Trust’s registration statement.

Please call the undersigned at (212) 217-1114 with any questions relating to the filing.

Sincerely,

/s/ Megan L. Dunphy

Megan L. Dunphy

Mutual Fund Counsel